UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21478

Name of Registrant:	Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2005

Item 1:	Schedule of Investments

Vanguard Market Liquidity Fund Schedule of Investments November 30, 2005
	Yield*	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government Security (3.0%)

U.S. Treasury Bill
(Cost $499,279)	3.500%	12/15/2005	500,000	499,279

Commercial Paper (30.0%)

Bank Holding Company (1.4%)
State Street Corp.	4.025%	12/5/2005	240,000	239,893

Finance-Auto (1.6%)
DaimlerChrysler Rev. Auto Conduit LLC	4.027%	12/1/2005	55,000	55,000
DaimlerChrysler Rev. Auto Conduit LLC	3.965%	12/8/2005	44,909	44,875
DaimlerChrysler Rev. Auto Conduit LLC	4.043%	12/9/2005	34,000	33,970
DaimlerChrysler Rev. Auto Conduit LLC	4.233%	1/20/2006	10,000	9,942
DaimlerChrysler Rev. Auto Conduit LLC	4.261%	1/23/2006	13,000	12,919
DaimlerChrysler Rev. Auto Conduit LLC	4.275%	1/27/2006	86,276	85,696
DaimlerChrysler Rev. Auto Conduit LLC	4.255%	1/30/2006	15,000	14,895
DaimlerChrysler Rev. Auto Conduit LLC	4.260%	1/30/2006	16,092	15,979

				273,276

Finance—Other (7.7%)
CRC Funding, LLC	3.992%	12/8/2005 (1)	13,250	13,240
CRC Funding, LLC	4.044%-4.047%	12/9/2005 (1)	55,000	54,951
CRC Funding, LLC	4.051%	12/13/2005 (1)	33,000	32,956
CRC Funding, LLC	4.005%	12/14/2005 (1)	50,000	49,928
Cafco, LLC	4.019%	12/6/2005 (1)	58,000	57,968
Ciesco LLC	3.974%	12/6/2005 (1)	30,150	30,133
Ciesco LLC	4.044%	12/8/2005 (1)	15,000	14,988
Ciesco LLC	4.243%	1/30/2006 (1)	65,000	64,544
IXIS Commercial Paper Corp.	4.020%	12/1/2005 (1)	75,000	75,000
IXIS Commercial Paper Corp.	4.245%	1/31/2006 (1)	150,000	148,930
KFW International Finance Inc.	3.953%	12/12/2005 (1)	17,000	16,980
Liberty Street Funding Corp.	4.044%	12/1/2005 (1)	125,000	125,000
Liberty Street Funding Corp.	4.044%	12/2/2005 (1)	150,529	150,512
Liberty Street Funding Corp.	4.057%	12/14/2005 (1)	15,000	14,978
Liberty Street Funding Corp.	4.067%	12/15/2005 (1)	30,000	29,953
Oesterreichische Kontrollbank	4.003%	12/5/2005	10,000	9,996
Oesterreichische Kontrollbank	4.210%	1/23/2006	20,000	19,877
Old Line Funding Corp.	4.043%	12/1/2005 (1)	12,134	12,134
Old Line Funding Corp.	4.000%	12/5/2005 (1)	38,658	38,641
Old Line Funding Corp.	4.038%	12/6/2005 (1)	33,454	33,435
Old Line Funding Corp.	4.048%	12/7/2005 (1)	61,822	61,780
Old Line Funding Corp.	4.053%	12/12/2005 (1)	53,000	52,935
Old Line Funding Corp.	4.211%	1/17/2006 (1)	10,000	9,945
Old Line Funding Corp.	4.240%-4.250%	1/20/2006 (1)	17,711	17,607
Old Line Funding Corp.	4.268%	1/23/2006 (1)	25,000	24,844
Preferred Receivables Funding Co.	4.017%	12/1/2005 (1)	29,000	29,000
Preferred Receivables Funding Co.	4.045%	12/6/2005 (1)	16,000	15,991
Preferred Receivables Funding Co.	4.064%	12/14/2005 (1)	10,000	9,985
Variable Funding Capital Corp.	4.234%	1/10/2006 (1)	10,000	9,953
Yorktown Capital LLC	4.038%	12/6/2005 (1)	22,551	22,538
Yorktown Capital LLC	4.038%	12/7/2005 (1)	56,000	55,962

				1,304,684

Foreign Banks (9.6%)
ANZ (Delaware) Inc.	4.007%	12/1/2005	12,000	12,000
ANZ (Delaware) Inc.	4.037%	12/9/2005	80,000	79,929
ANZ (Delaware) Inc.	4.241%	1/24/2006	200,000	198,737
CBA (Delaware) Finance Inc.	4.029%-4.034%	12/5/2005	248,300	248,189
CBA (Delaware) Finance Inc.	4.028%-4.034%	12/7/2005	47,000	46,969
CBA (Delaware) Finance Inc.	4.235%	1/23/2006	17,800	17,690
CBA (Delaware) Finance Inc.	4.259%	1/31/2006	8,900	8,836
Danske Corp.	4.035%	12/5/2005 (1)	50,000	49,978
Danske Corp.	4.041%-4.044%	12/13/2005 (1)	260,000	259,651
Dexia Delaware LLC	4.028%	12/7/2005	21,000	20,986
HBOS Treasury Services PLC	4.313%	2/3/2006	43,900	43,566
ING (U.S.) Funding LLC	4.035%-4.036%	12/6/2005	91,401	91,350
ING (U.S.) Funding LLC	4.035%	12/7/2005	10,000	9,993
ING (U.S.) Funding LLC	3.982%	12/9/2005	25,000	24,978
ING (U.S.) Funding LLC	4.048%	12/12/2005	10,925	10,912
National Australia Funding (Delaware Branch)	4.028%-4.034%	12/2/2005	195,000	194,978
National Australia Funding (Delaware Branch)	4.061%	12/12/2005	67,500	67,417
National Australia Funding (Delaware Branch)	4.051%	12/13/2005	67,500	67,409
Rabobank USA Financial Corp.	4.030%	12/1/2005	15,000	15,000
Societe Generale N.A. Inc.	4.237%	1/27/2006	28,100	27,913
Societe Generale N.A. Inc.	4.248%-4.249%	2/1/2006	46,850	46,510
Svenska Handelsbanken, Inc.	4.303%	2/2/2006	20,100	19,950
UBS Finance (Delaware), Inc.	4.020%	12/1/2005	30,000	30,000
UBS Finance (Delaware), Inc.	4.237%	1/27/2006	10,200	10,132
Westpac Banking Corp.	4.221%	1/17/2006 (1)	23,864	23,733

				1,626,806

Foreign Industrial (2.1%)
Network Rail Infrastructure Finance PLC	4.258%	2/2/2006 (1)	17,739	17,608
Total Capital	4.030%	12/1/2005 (1)	330,000	330,000

				347,608

Industrial (7.6%)
General Electric Co.	4.023%	12/1/2005	363,000	363,000
General Electric Co.	4.049%	12/13/2005	51,000	50,932
Merck & Co.	4.018%	12/1/2005	150,000	150,000
Pfizer Investment Capital PLC	4.014%	12/2/2005 (1)	40,000	39,996
Pfizer Investment Capital PLC	4.017%	12/9/2005 (1)	225,000	224,800
Pfizer Investment Capital PLC	4.030%	12/12/2005 (1)	80,000	79,902
Pfizer Investment Capital PLC	4.031%	12/13/2005 (1)	20,000	19,973
Pfizer Investment Capital PLC	4.218%	2/1/2006 (1)	35,000	34,748
Wal-Mart Stores, Inc.	4.061%	12/20/2005 (1)	310,755	310,092

				1,273,443

Total Commercial Paper
(Cost $5,065,710)				5,065,710

Certificates of Deposit (22.6%)

Certificates of Deposit—U.S. Banks (2.2%)
Wells Fargo Bank, NA	4.030%	12/5/2005	210,000	210,000
Wells Fargo Bank, NA	4.030%	12/6/2005	165,000	165,000

				375,000

Yankee Certificates of Deposit-U.S. Branches (20.4%)
BNP Paribas (New York Branch)	4.030%	12/12/2005	180,000	180,000
BNP Paribas (New York Branch)	4.275%	1/30/2006	150,000	150,000
Bank of Montreal (Chicago Branch)	4.200%	1/17/2006	75,000	75,000
Barclays Bank PLC (New York Branch)	4.240%	1/23/2006	20,000	20,000
Barclays Bank PLC (New York Branch)	4.270%	1/30/2006	300,000	300,000
Calyon (New York Branch)	4.220%	1/17/2006	300,000	300,000
Calyon (New York Branch)	4.255%	2/1/2006	15,000	15,000
Canadian Imperial Bank of Commerce (New York Branch)	4.030%	12/5/2005	121,000	121,000
Deutsche Bank (New York Branch)	4.040%	12/13/2005	250,000	250,000
Dexia Credit Local (New York Branch)	4.045%	12/13/2005	385,000	385,000
Fortis Bank NV-SA (New York Branch)	4.040%	12/5/2005	70,000	70,000
Fortis Bank NV-SA (New York Branch)	4.240%	1/25/2006	47,500	47,500
HSH Nordbank AG (New York Branch)	4.300%	1/27/2006	68,000	68,000
Landesbank Baden-Wuerttemberg (New York Branch)	3.860%	12/21/2005	50,000	49,992
Landesbank Baden-Wuerttemberg (New York Branch)	4.230%	1/18/2006	150,000	150,000
Rabobank Nederland (New York Branch)	4.245%	1/30/2006	400,000	400,000
Royal Bank of Canada (New York Branch)	4.275%	1/31/2006	80,000	80,000
Royal Bank of Scotland PLC (New York Branch)	4.025%	12/8/2005	400,000	400,000
UBS AG (Stamford Branch)	4.040%	12/13/2005	375,000	375,000

				3,436,492

Total Certificates of Deposit
(Cost $3,811,492)				3,811,492

Eurodollar Certificates of Deposit (7.4%)

ABN-AMRO Bank NV	4.220%	1/18/2006	200,000	200,000
ABN-AMRO Bank NV	4.270%	1/31/2006	130,000	130,000
Barclays Bank PLC	4.045%	12/5/2005	90,000	90,000
Deutsche Bank	3.955%	12/13/2005	48,000	47,999
HBOS Treasury Services PLC	4.030%	12/12/2005	135,000	135,000
ING Bank NV	4.040%	12/5/2005	180,000	180,000
Landesbank Hessen-Thuringen	4.230%	1/17/2006	75,000	75,000
Lloyds TSB Bank PLC	4.230%	1/23/2006	250,000	250,000
Lloyds TSB Bank PLC	4.250%	1/31/2006	150,000	150,000

Total Eurodollar Certificates of Deposit
(Cost $1,257,999)				1,257,999

Other Notes (2.0%)

Bank of America, N.A. Bank Notes	3.980%	12/12/2005	310,000	310,000
Bank of America, N.A. Bank Notes	4.275%	1/30/2006	28,000	28,000

Total Other Notes
(Cost $338,000)				338,000

Repurchase Agreements (38.9%)

Bank of America Securities, LLC
(Dated 11/30/05, Repurchase Value $1,430,160,000,
collateralized by Federal Farm Credit Bank, 2.625%-5.350%,
12/15/2005-7/23/2024, Federal Farm Credit Bank Discount Notes,
12/1/2005-9/27/2006, Federal Home Loan Bank, 2.250%-7.035%,
12/15/2005-6/12/2015, Federal Home Loan Bank Discount Notes,
12/1/2005-10/13/2006, Federal Home Loan Mortgage Corp., 0.000%-
6.750%, 1/15/2006-7/15/2032, Federal Home Loan Mortgage Corp.
Discount Notes,4/18/2006-11/14/2006, Federal National Mortgage
Assn.,0.000%, 6/1/2017, Federal National Mortgage Assn. Discount
Notes, 12/13/2005-9/23/2014)	4.020%	12/1/2005	1,430,000	1,430,000
Barclays Capital, Inc.
(Dated 11/30/05, Repurchase Value $1,582,177,000,
collateralized by Federal Farm Credit Bank, 4.875%-4.900%,
12/3/2012-12/16/2015, Federal Home Loan Bank, 2.250%-4.500%,
5/15/2005-9/16/2013, Federal Home Loan Bank Discount Notes,
1/13/2006-3/8/2006, Federal Home Loan Mortgage Corp., 5.625%,
3/15/2011, Federal Home Loan Mortgage Corp. Discount Notes,
1/9/2006-10/17/2006, Federal National Mortgage Assn., 3.250%-
6.000%, 11/15/2007-1/15/2009, Federal National Mortgage Assn
Discount Notes, 12/13/2005-5/24/2006)	4.020%	12/1/2005	1,582,000	1,582,000
Credit Suisse First Boston LLC
(Dated 11/30/05, Repurchase Value $1,046,151,000,
collateralized by Federal National Mortgage Assn., 2.375%-
7.125%, 11/15/2006-11/15/2030, Federal National Mortgage Assn
Discount Notes, 12/30/2005-10/27/2006)	4.020%	12/1/2005	1,046,034	1,046,034
JPMorgan Securities Inc.
(Dated 11/30/05, Repurchase Value $794,089,000,
collateralized by Federal Home Loan Bank, 0.000%, 6/13/2006-
10/5/2007, Federal Home Loan Bank Discount Note 12/14/2005,
Federal Home Loan Mortgage Corp. Discount Notes, 12/27/2005-
7/25/2006, Federal National Mortgage Assn., 0.000%, 12/15/2006-
6/10/2008, Federal National Mortgage Assn. Discount Notes,
1/18/2006-5/3/2006)	4.020%	12/1/2005	794,000	794,000
Lehman Brothers Holdings, Inc.
(Dated 11/30/05, Repurchase Value $99,022,000,
collateralized by U.S. Treasury Notes, 5.500%-6.500%, 5/15/2009-
2/15/2010)	3.850%	12/1/2005	99,011	99,011
Societe Generale
(Dated 11/30/05, Repurchase Value $28,859,000,
collateralized by Federal National Mortgage Assn. Discount
Note, 1/27/2006)	4.000%	12/1/2005	28,856	28,856
UBS Securities LLC Warburg Dillon Read
(Dated 11/30/05, Repurchase Value $1,586,177,000,
collateralized by Federal Home Loan Bank Discount Notes,
12/14/2005-4/24/2006,Federal Home Loan Mortgage Corp. Discount
Notes,12/6/2005-7/28/2006, Federal National Mortgage Assn., 0.000%
4/22/2008-11/15/2030, Federal National Mortgage Assn. Discount
Notes, 12/9/2005-5/24/2006)	4.020%	12/1/2005	1,586,000	1,586,000

Total Repurchase Agreements
(Cost $6,565,901)				6,565,901

Total Investments (103.9%)
(Cost $17,538,381)				17,538,381

Other Assets and Liabilities-Net (-3.9%)				(659,423)

Net Assets (100%)				16,878,958

*Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(1)Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At November 30, 2005, the aggregate value of these securities was $2,665,292, representing 15.8% of net assets.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Municipal Cash Management Fund Schedule of Investments November 30, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (93.8%)

Arizona (4.3%)
McAllister Academic Village AZ LLC Rev. (Arizona State Univ.) VRDO	2.990%	12/7/2005 (2)	10,000	10,000
Phoenix AZ Civic Improvement Corp. Water System Rev. VRDO	3.000%	12/7/2005 (1)	12,450	12,450
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	2.780%	12/13/2005	5,000	5,000
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.100%	1/11/2006	25,000	25,000
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev. CP	3.180%	2/8/2006	18,144	18,144

				70,594

California (0.8%)
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.030%	12/7/2005 LOC	7,500	7,500
California State Univ. Institute CP	2.750%	12/1/2005 LOC	5,500	5,500

				13,000

Colorado (3.6%)
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	3.060%	12/7/2005	28,440	28,440
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	2.990%	12/7/2005 LOC	16,825	16,825
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	2.990%	12/7/2005 LOC	14,135	14,135

				59,400

Connecticut (0.2%)
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	3.060%	12/7/2005 (2)	4,000	4,000

Florida (8.9%)
Broward County FL School Board COP TOB VRDO	3.070%	12/7/2005 (4) *	9,330	9,330
Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO	3.070%	12/7/2005 (2) *	11,785	11,785
Florida Board of Educ. TOB VRDO	3.080%	12/7/2005 *	6,985	6,985
Florida Dept. of Transp. TOB VRDO	3.080%	12/7/2005 *	250	250
Jacksonville FL Water & Sewer System Rev. TOB VRDO	3.070%	12/7/2005 (1) *	4,565	4,565
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	3.000%	12/1/2005 LOC	29,565	29,565
Orange County FL School Board TOB VRDO	3.080%	12/7/2005 (1) *	7,580	7,580
Orange County FL School Board TOB VRDO	3.070%	12/7/2005 (1) *	9,755	9,755
Orlando & Orange County FL Expressway Auth. VRDO	3.010%	12/7/2005 (4)	10,135	10,135
Orlando & Orange County FL Expressway Auth. VRDO	3.010%	12/7/2005 (4)	2,800	2,800
Orlando & Orange County FL Expressway Auth. VRDO	3.020%	12/7/2005 (2)	24,940	24,940
Reedy Creek FL Improvement Dist. Util. Rev. TOB VRDO	3.070%	12/7/2005 (1) *	7,590	7,590
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.060%	12/7/2005 (2)	21,100	21,100

				146,380

Georgia (2.7%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assn.) VRDO	3.000%	12/1/2005 LOC	30,400	30,400
Fulton County GA Dev. Auth. (Shepherd Center) VRDO	3.000%	12/7/2005 LOC	10,000	10,000
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	3.000%	12/7/2005 LOC	5,000	5,000

				45,400

Illinois (8.7%)
Chicago IL Metro. Water Reclamation Dist. GO VRDO	2.990%	12/7/2005	18,100	18,100
Chicago IL Water Rev. VRDO	3.040%	12/7/2005 (1)	17,000	17,000
Cook County IL GO VRDO	3.060%	12/7/2005	27,700	27,700
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	3.020%	12/7/2005 LOC	4,700	4,700
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	3.040%	12/7/2005	9,800	9,800
Illinois GO VRDO	3.060%	12/7/2005	18,500	18,500
Schaumburg IL GO VRDO	3.080%	12/7/2005	165	165
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	3.040%	12/7/2005	41,745	41,745
Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	3.080%	12/7/2005 (1) *	5,210	5,210

				142,920

Maryland (1.0%)
Howard County MD Consolidated Public Improvement CP	2.980%	3/8/2006	15,200	15,200
Maryland GO TOB VRDO	3.060%	12/7/2005 *	1,860	1,860

				17,060

Massachusetts (4.4%)
Massachusetts Bay Transp. Auth. Rev. TOB VRDO	3.070%	12/7/2005 *	10,000	10,000
Massachusetts GO TOB VRDO	3.060%	12/7/2005 (4) *	19,765	19,765
Massachusetts GO VRDO	2.990%	12/7/2005	20,075	20,075
Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	3.080%	12/7/2005 (1) *	8,300	8,300
Massachusetts Special Obligation Dedicated Tax Rev. TOB VRDO	3.010%	12/7/2005 (3) *	9,915	9,915
Massachusetts Water Resources Auth. Rev. VRDO	2.980%	12/7/2005 (3)	4,800	4,800

				72,855

Michigan (6.0%)
Detroit MI Water Supply System VRDO	3.000%	12/7/2005 (1)	14,970	14,970
Michigan Building Auth. CP	2.900%	12/14/2005 LOC	5,000	5,000
Michigan GAN VRDO	2.980%	12/7/2005 (4)	9,400	9,400
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	3.010%	12/1/2005	12,700	12,700
Univ. of Michigan Hosp. Rev. VRDO	3.010%	12/1/2005	31,375	31,375
Univ. of Michigan Hosp. Rev. VRDO	3.010%	12/1/2005	21,550	21,550
Univ. of Michigan Hosp. Rev. VRDO	2.930%	12/7/2005	3,700	3,700

				98,695

Minnesota (0.1%)
Minnesota GO TOB VRDO	3.060%	12/7/2005 *	2,470	2,470

Mississippi (2.1%)
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.030%	12/7/2005 (3)	14,000	14,000
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.050%	12/7/2005	20,000	20,000

				34,000

Missouri (0.7%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO	2.980%	12/1/2005	860	860
Curators of the Univ. of Missouri System Fac. Rev. VRDO	2.980%	12/1/2005	10,700	10,700

				11,560

Nebraska (2.9%)
American Public Energy Agency Nebraska (National Public Gas Agency) VRDO	3.030%	12/7/2005	30,086	30,086
American Public Energy Agency Nebraska (National Public Gas Agency) VRDO	3.050%	12/7/2005	8,000	8,000
Lincoln NE Lincoln Electric System CP	3.100%	1/11/2006	10,000	10,000

				48,086

Nevada (0.6%)
Clark County NV School Dist. GO TOB VRDO	3.080%	12/7/2005 (3) *	10,000	10,000

New Jersey (5.3%)
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	3.010%	12/7/2005 (1) *	4,990	4,990
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.070%	12/7/2005 (2) *	18,740	18,740
New Jersey GO TOB VRDO	3.070%	12/7/2005 (2) *	8,550	8,550
New Jersey Transp. Corp. COP TOB VRDO	3.060%	12/7/2005 (3) *	14,355	14,355
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.070%	12/7/2005 (2) *	5,000	5,000
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.070%	12/7/2005 (1) *	8,495	8,495
New Jersey Turnpike Auth. Rev. TOB VRDO	3.070%	12/7/2005 (4) *	26,890	26,890

				87,020

New York (10.2%)
Metro. New York Transp. Auth. Rev. (Transit Rev.) CP	2.750%	12/1/2005 LOC	16,500	16,500
Metro. New York Transp. Auth. Rev. TOB VRDO	3.070%	12/7/2005 (3) *	6,000	6,000
Metro. New York Transp. Auth. Rev. VRDO	3.020%	12/7/2005 (6)	5,900	5,900
Metro. New York Transp. Auth. Rev. VRDO	3.050%	12/7/2005 (6)	11,935	11,935
New York City NY GO TOB VRDO	3.070%	12/7/2005 (3) *	4,780	4,780
New York City NY GO TOB VRDO	3.080%	12/7/2005 (1) *	10,975	10,975
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	2.780%	12/7/2005	16,500	16,500
New York City NY Muni. Water Finance Auth. Water & Sewer System CP	2.720%	12/15/2005	20,000	20,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.060%	12/7/2005 (1) *	5,225	5,225
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. TOB VRDO	3.070%	12/7/2005 (1) *	2,750	2,750
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	3.000%	12/1/2005	10,500	10,500
New York State Dormitory Auth. Rev. (Upstate Community Colleges) TOB VRDO	3.060%	12/7/2005 (3) *	3,875	3,875
New York State Housing Finance Agency Rev. (Personal Income Tax) TOB VRDO	3.070%	12/7/2005 (3) *	5,230	5,230
New York State Thruway Auth. Rev. TOB VRDO	3.060%	12/7/2005 (2) *	10,495	10,495
New York State Thruway Auth. Rev. TOB VRDO	3.060%	12/7/2005 (2) *	8,145	8,145
New York State Thruway Auth. Rev. TOB VRDO	3.080%	12/7/2005 (2) *	5,000	5,000
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	2.970%	12/7/2005 (4)	18,860	18,860
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	3.030%	12/7/2005	5,500	5,500

				168,170

North Carolina (5.9%)
Buncombe County NC Metro. Sewerage Dist. VRDO	3.070%	12/7/2005 (5)	18,000	18,000
Mecklenburg County NC GO VRDO	3.000%	12/7/2005	400	400
Mecklenburg County NC GO VRDO	3.030%	12/7/2005	21,600	21,600
North Carolina Capital Fac. Finance Agency Rev. (Duke Univ.) TOB VRDO	3.070%	12/7/2005 *	17,830	17,830
North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	2.970%	12/7/2005	10,000	10,000
North Carolina Medical Care Comm. Hosp. (Moses Cone Health System) VRDO	3.040%	12/7/2005	25,000	25,000
Union County NC GO VRDO	3.040%	12/7/2005	5,000	5,000

				97,830

Ohio (8.3%)
Franklin County OH Hosp. Rev. (Children's Hosp.) VRDO	3.080%	12/7/2005 (3)	35,970	35,970
Hamilton County OH Hosp. Fac. Rev. (Health Alliance of Greater Cincinnati) VRDO	3.000%	12/7/2005 (1)	1,200	1,200
Hamilton County OH Sewer System Rev. TOB VRDO	3.080%	12/7/2005 (1) *	7,985	7,985
Kent State Univ. Ohio VRDO	3.060%	12/7/2005 (1)	16,100	16,100
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	2.980%	12/7/2005	13,615	13,615
Ohio Common Schools GO VRDO	2.970%	12/7/2005	23,900	23,900
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	3.010%	12/1/2005	2,600	2,600
Ohio Higher Educ. GO TOB VRDO	3.080%	12/7/2005 *	8,980	8,980
Ohio State Univ. General Receipts Rev. VRDO	3.040%	12/7/2005	3,000	3,000
Univ. of Akron OH General Receipts Rev. VRDO	3.060%	12/7/2005 (3)	4,500	4,500
Univ. of Cincinnati OH General Receipts VRDO	3.060%	12/7/2005 (2)	10,815	10,815
Univ. of Toledo OH General Receipts VRDO	3.030%	12/1/2005 (3)	9,110	9,110

				137,775

Oregon (1.4%)
Oregon State Veteran Welfare Services GO VRDO	2.970%	12/7/2005	23,000	23,000

Pennsylvania (2.8%)
Northeastern PA Hosp. & Educ. Auth. Rev. (Wilkes Univ.) VRDO	3.030%	12/7/2005 LOC	1,200	1,200
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	3.050%	12/7/2005 (1)	5,525	5,525
Philadelphia PA Water & Waste Water Rev. TOB VRDO	3.070%	12/7/2005 (4) *	9,900	9,900
Philadelphia PA Water & Waste Water Rev. VRDO	2.970%	12/7/2005 (4)	6,630	6,630
Philadelphia PA Water & Waste Water Rev. VRDO	2.980%	12/7/2005 (4)	12,600	12,600
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.030%	12/7/2005	10,000	10,000

				45,855

Rhode Island (0.4%)
Rhode Island Health & Educ. Building Corp. Rev. (Brown Univ.) VRDO	3.070%	12/7/2005	6,700	6,700

South Carolina (0.0%)
South Carolina Transp. Infrastructure Rev. TOB VRDO	3.080%	12/7/2005 (2) *	400	400

Tennessee (6.1%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.010%	12/1/2005	18,310	18,310
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.010%	12/1/2005	16,000	16,000
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	3.030%	12/7/2005	21,370	21,370
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.020%	12/1/2005 (5)	15,000	15,000
Shelby County TN GO VRDO	3.070%	12/7/2005	29,965	29,965

				100,645

Texas (4.5%)
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	3.020%	12/7/2005 *	400	400
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	3.000%	12/1/2005	29,610	29,610
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's Christian Assn. of Greater Houston) VRDO	3.000%	12/1/2005 LOC	11,465	11,465
Houston TX Higher Educ. Finance Corp. (Rice Univ.) CP	2.650%	12/12/2005	11,700	11,700
Houston TX Util. System Rev. TOB VRDO	3.080%	12/7/2005 (4) *	400	400
Mesquite TX Independent School Dist. School Building TOB VRDO	3.070%	12/7/2005 *	900	900
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	3.030%	12/7/2005	13,000	13,000
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	3.030%	12/7/2005 (5)	6,835	6,835

				74,310

Virginia (1.5%)
Loudoun County VA IDA Rev. (Howard Hughes Medical Institute) VRDO	3.030%	12/7/2005	8,730	8,730
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO	3.000%	12/1/2005	15,400	15,400

				24,130

Washington (0.0%)
Washington GO TOB VRDO	3.080%	12/7/2005 *	500	500

Wisconsin (0.4%)

Wisconsin GO CP	2.790%	12/8/2005	7,254	7,254

Total Municipal Bonds
(Cost $1,550,009)				1,550,009

Other Assets and Liabilities—Net (6.2%)				101,608

Net Assets (100%)				1,651,617

* Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of these securities was $322,150,000, representing 19.5% of net assets.

KEY TO ABBREVIATIONS
COP - Certificate of Participation.
CP - Commercial Paper.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
TOB - Tender Option Bond.
VRDO - Variable Rate Demand Obligation.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance). (5) XL Capital Assurance Inc.
(6) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Yorktown Liquidity Fund Schedule of Investments November 30, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Repurchase Agreements (100.0%)

Bank of America Securities, LLC
(Dated 11/30/05, Repurchase Value $73,008,000,
collateralized by Federal Home Loan Mortgage Corp.
Discount Note, 7/25/06)	4.020%	12/1/05	$73,000	$73,000
Barclay's Capital, Inc.
(Dated 11/30/05, Repurchase Value $82,009,000,
collateralized by Federal Home Loan Mortgage Corp.
Discount Note, 3/27/06)	4.020%	12/1/05	82,000	82,000
Credit Suisse First Boston LLC
(Dated 11/30/05, Repurchase Value $54,006,000,
collateralized by Federal Home Loan Mortgage Corp., 0.000%,
11/29/19, and Federal National Mortgage Assn
Discount Note, 3/8/06-3/22/06)	4.020%	12/1/05	54,000	54,000
JPMorgan Securities Inc.
(Dated 11/30/05, Repurchase Value $40,004,000,
collateralized by Federal Home Loan Mortgage Corp.
Discount Note, 3/14/06)	4.020%	12/1/05	40,000	40,000
Societe Generale
(Dated 11/30/05, Repurchase Value $63,417,000,
collateralized by Federal National Mortgage Assn.,
Discount Note 1/27/06)	4.020%	12/1/05	63,410	63,410
UBS Warburg LLC
(Dated 11/30/05, Repurchase Value $81,009,000,
collateralized by Federal Home Loan Mortgage Corp. 0.000%,
9/12/08-11/15/28, Federal National Mortgage Assn., 0.000%,
6/13/06-10/5/07, and Federal National Mortgage Assn
Discount Note, 12/15/05-2/28/06)	4.020%	12/1/05	81,000	81,000

Total Repurchase Agreements
(Cost $393,410)				393,410

Other Assets and Liabilities-Net (0.0%)				39

Net Assets (100%)				$393,449

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 20, 2006

VANGUARD CMT FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 20, 2006

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.